PENSION AND OTHER POSTRETIREMENT BENEFITS (Details 3) - Int'l - USD ($) $ in Millions	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015
Reconciliation of Level 3 assets
Impact of changes in foreign currency exchange rates	$ (52.1)	$ (61.9)
Level 3 | Insurance contracts
Reconciliation of Level 3 assets
Balance at the beginning of the period	24.6
Net realized and unrealized gain	0.4
Purchases	2.3
Settlements	(4.6)
Impact of changes in foreign currency exchange rates	(1.3)
Balance at the end of the period	$ 21.4	$ 24.6